UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Venor Capital Management LP
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Address:   Times Square Tower
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           7 Times Square, Suite 3505
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           New York, NY 10036
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Form 13F File Number:  028-12495
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Zemel
           --------------------------------------------------
Title:     Chief Financial Officer
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Phone:     (212) 703-2132
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ David Zemel              New York, New York              6/11/07
       -------------------------    ---------------------------     ---------

Venor Capital Partners LP (CIK 0001343169) originally filed this 13F report on February 14, 2007, for the fiscal year ending on December 31, 2006. Venor Capital Parters LP, however, is not the appropriate reporting entity. Rather, Venor Capital Management LP ("Venor Capital Management") (CIK 0001399348), the institutional investment manager, is the appropriate reporting entity for this 13F report (and all future 13F reports). Accordingly, Venor Capital Management is re-submitting this 13F report on the date hereof, for clarification purposes only. In addition, Venor Capital Management filed a 13F report on May 15, 2007, for the fiscal quarter ending on March 31, 2007 and Venor Capital Management will be the entity filing such 13F reports on a going forward basis.



Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        13
                                               -------------

Form 13F Information Table Value Total:        $174,101
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                         Form 13F INFORMATION TABLE
    COLUMN 1                     COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8

                                                          VALUE      SHRS  OR  SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
 NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
 --------------               --------------    -----    -------     ------------------  ----------  --------    ----   ------  ----
AEP INDUSTRIES                      COM       001031103    7,623     143,000   SH           SOLE                143,000    0      0
ARMSTRONG WORLD INDUSTRIES          COM       04247X102   11,505     271,400   SH           SOLE                271,400    0      0
BOYD GAMING                         COM       103304101    8,142     179,700   SH           SOLE                179,700    0      0
GENTEK INC                          COM       37245X203   17,758     513,375   SH           SOLE                513,375    0      0
GEOEYE INC                          COM       37250W108    6,373     329,330   SH           SOLE                329,330    0      0
GEOMET INC                          COM       37250U201    9,740     936,500   SH           SOLE                936,500    0      0
GOODYEAR TIRE                       COM       382550101   24,663   1,175,000   SH           SOLE              1,175,000    0      0
GRAPHIC PACKAGING CORP              COM       388688103   19,664   4,541,400   SH           SOLE              4,541,400    0      0
HARRAHS ENTERTAINMENT               COM       413619107   10,340     125,000   SH           SOLE                125,000    0      0
MEDIACOM COMMUNICATIONS CORP        CL A      58446K105   15,081   1,875,800   SH           SOLE              1,875,800    0      0
MIRANT CORP                         COM       60467R100   12,628     400,000   SH           SOLE                400,000    0      0
NAVISTAR INTL                       COM       63934E108   23,401     700,000   SH           SOLE                700,000    0      0
WILLIAMS COMPANIES INC              COM       969457100    7,183     275,000   SH           SOLE                275,000    0      0
